Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Detail) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Financial assets at fair value through other comprehensive income [abstract]
Investments in equity instruments at fair value through other comprehensive income	$ 57,829	$ 132,160